Acquisitions and Disposals - Schedule of Discontinued Operations in the Consolidated Statements of Operations and Comprehensive Loss (Details) - Disposal of Nisun BVI and its subsidiaries [Member] - USD ($)
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Discontinued Operations in the Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Revenues	$ 39,851,717	$ 340,219,546	$ 386,670,899
Cost of revenue	(32,126,867)	(309,307,525)	(346,684,969)
Gross profit	7,724,850	30,912,021	39,985,930
Selling expenses	(310,646)	(1,504,002)	(1,525,692)
General and administrative expenses	(3,200,625)	(9,294,385)	(10,386,589)
Research and development expenses	(503,815)	(1,414,437)	(1,093,457)
Bad debt expense		(5,037,951)	(2,215,016)
Goodwill Impairment Loss		(128,577)	(5,488,816)
Interest and investment income (expenses)	(41,270)	1,563,700	2,621,990
Other income (expenses), net	(21,164)	324,212	2,162,714
Net gain on sale of discontinued operations, net of applicable income tax		4,863,777
Profit before income taxes from discontinued operations	3,647,330	20,284,358	24,061,064
Income tax expenses	(850,532)	(4,527,081)	(5,817,147)
Net profit attributable to non-controlling interests	(3,306)	(112,375)	(125,942)
Net profit from discontinued operations	$ 2,793,492	$ 15,644,902	$ 18,117,975